Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 122,270	€ 115,185	€ 79,469
Financial liabilities designated at fair value through profit or loss	40,367	40,268	14,943
Financial liabilities at amortized cost	1,468,703	1,423,858	1,349,169
Deposits
Customer Deposits [Line Items]
Financial liabilities held for trading	45,507	27,779	13,667
Financial liabilities designated at fair value through profit or loss	34,996	34,841	9,489
Financial liabilities at amortized cost	1,125,308	1,111,887	1,078,587
Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	19,837	12,226	6,141
Financial liabilities designated at fair value through profit or loss	32,052	31,143	7,818
Financial liabilities at amortized cost	995,280	966,353	886,595
Total financial liabilities	1,047,169	1,009,722	900,554
Customers | Deposits on demand
Customer Deposits [Line Items]
Total financial liabilities	661,262	710,232	717,728
Customers | Current accounts
Customer Deposits [Line Items]
Total financial liabilities	437,972	477,739	482,649
Customers | Savings accounts
Customer Deposits [Line Items]
Total financial liabilities	216,077	225,445	227,318
Customers | Other demand deposits
Customer Deposits [Line Items]
Total financial liabilities	7,213	7,048	7,761
Customers | Time deposits
Customer Deposits [Line Items]
Total financial liabilities	307,085	236,099	146,469
Customers | Fixed-term deposits and other term deposits
Customer Deposits [Line Items]
Total financial liabilities	302,545	232,619	144,382
Customers | Home-purchase savings accounts
Customer Deposits [Line Items]
Total financial liabilities	33	38	38
Customers | Discount deposits
Customer Deposits [Line Items]
Total financial liabilities	0	0	3
Customers | Hybrid financial liabilities
Customer Deposits [Line Items]
Total financial liabilities	4,408	3,296	1,906
Customers | Subordinated liabilities
Customer Deposits [Line Items]
Total financial liabilities	99	146	140
Customers | Repurchase agreements
Customer Deposits [Line Items]
Total financial liabilities	78,822	63,391	36,357
Customers | Spain
Customer Deposits [Line Items]
Total financial liabilities	388,736	386,826	305,775
Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total financial liabilities	120,540	111,930	108,361
Customers | United Kingdom
Customer Deposits [Line Items]
Total financial liabilities	235,698	232,364	243,734
Customers | United States
Customer Deposits [Line Items]
Total financial liabilities	83,555	87,497	73,814
Customers | Rest of America
Customer Deposits [Line Items]
Total financial liabilities	208,713	181,782	159,381
Customers | Rest of the world
Customer Deposits [Line Items]
Total financial liabilities	€ 9,927	€ 9,323	€ 9,489